Inventory (Tables)	6 Months Ended
Jun. 30, 2022
Inventory (Tables) [Line Items]
Schedule of inventories
	June 30,	December 31,
	2022	2021
	(Unaudited)	(Audited)
Work in progress	$761	$693
Finished goods’	595	388
Total inventory	$1,356	$1,081